Cover	Mar. 31, 2025
Cover [Abstract]
Entity Registrant Name	XERIANT, INC.
Entity Central Index Key	0001481504
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 31, 2025
Entity Ex Transition Period	false
Entity File Number	000-54277
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1790910
Entity Address Address Line 1	Innovation Centre 1
Entity Address Address Line 2	3998 FAU Boulevard
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
City Area Code	561
Local Phone Number	491-9595
Entity Address Address Line 3	Suite 309
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false